EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

(in millions except per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net income attributable to equity shareholders of the Company	$249	$337	$743	$780

Weighted average shares outstanding
Basic	553	543	552	537
Diluted	556	553	556	551

Total basic and diluted EPS attributable to equity shareholders
Basic	$0.45	$0.62	$1.35	$1.45
Diluted	$0.45	$0.61	$1.34	$1.42